RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.   RELATED PARTY TRANSACTIONS

Related party transactions

As of December 31, 2024 and 2025, the amount due from/due to related parties was nil.

On November 10, 2025, the Company’s Board of Directors authorized the issuance of 65,000 Class A II preference shares (the “II Preference Shares”), and the Company entered into a Supervoting Shares Subscription Agreement with Good Luck Capital Limited (“Good Luck”), a BVI company wholly-owned by Mr. Man San Vincent Law, a founder and executive director of the Company. Pursuant to the agreement, on November 18, 2025, Good Luck subscribed for 65,000 Class A II preference shares at a subscription price of US$1.0 per share, for a total consideration of US$65. The 65,000 Class A II preference shares were created through the re-designation of 65,000 authorized but unissued Class A ordinary shares of the Company, each with a par value of US$0.00005. Following the issuance of the Preference Shares, Mr. Man San Vincent Law’s aggregate voting power increased from approximately 31.38% to approximately 93.94%.

The following is a summary of the key terms associated with the Class A II preference shares.

(1) The voting power of each Class A II preference share is equal to that of 400,000 Class A ordinary shares of the Company;

(2) The Class A II preference shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs;

(3) The Class A II preference shares are not entitled to receive dividends;

(4) On any resolution to elect a Director where the nominee is a person holding executive office in the Company, then if a majority of the votes cast by the holders of the Ordinary Shares is against the appointment of such nominee, then the votes attaching to the Class A II preference Shares on such resolution shall not be counted and the Class A II preference shares shall be disenfranchised on such resolution in this circumstance;

(5) Good Luck would be entitled to transfer any Class A II preference shares to any third party, whether or not an affiliate of Good Luck.